Fair value measurement Movements in assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets	£ 60,765		£ 58,787
Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Transfers into Level 3 of fair value hierarchy, assets (liabilities)		£ 0
Financing and Put/Call Option Derivatives [Member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(219)	(465)
Net gains/(losses) through the income statement for the period	26	8
Net gains through other comprehensive income for the period	0	0
Transfer to held for sale	0	0
Purchases	0	0
Settlements	0	231
Financial assets (liabilities), ending balance	(193)	(226)
Gains (losses) recognized in P&L, fair value measurement, assets (liabilities) held at end of period	26	5
Commodity Derivatives [Member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(1)	(16)
Net gains/(losses) through the income statement for the period	(16)	(1)
Net gains through other comprehensive income for the period	0	0
Transfer to held for sale	0	0
Purchases	6	0
Settlements	13	26
Financial assets (liabilities), ending balance	2	9
Gains (losses) recognized in P&L, fair value measurement, assets (liabilities) held at end of period	11	1
Investments held at FVTPL [Member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	194	46
Net gains/(losses) through the income statement for the period	4	(2)
Net gains through other comprehensive income for the period	6	0
Transfer to held for sale	(110)	0
Purchases	21	35
Settlements	(2)	0
Financial assets (liabilities), ending balance	113	£ 79
Recurring fair value measurement [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets	3,100		4,524
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets	196		256
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets	0		110
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets	£ 0		110
Quadgas HoldCo Limited [Member] | Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Assets			£ 110